Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Troubled Debt Restructurings of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 2,037	¥ 14,229
Post-modification outstanding recorded investment	1,634	13,021
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,806	5,785
Post-modification outstanding recorded investment	1,404	4,579
Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	4	9
Post-modification outstanding recorded investment	1	4
Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	366	1,079
Post-modification outstanding recorded investment	317	936
Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,436	4,697
Post-modification outstanding recorded investment	1,086	3,639
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	231	8,444
Post-modification outstanding recorded investment	230	8,442
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	231	231
Post-modification outstanding recorded investment	¥ 230	230
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		8,213
Post-modification outstanding recorded investment		¥ 8,212